Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of Intangible assets

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$

Year ended December 31, 2019
Opening net book value	18	102	2,358	464	2,942
Additions	189	—	—	—	189
Foreign exchange	5	4	104	21	134
Amortization	(7)	(39)	(677)	(133)	(856)
Closing net book value	205	67	1,785	352	2,409

As at December 31, 2019
Cost	231	198	3,456	681	4,566
Accumulated amortization	(26)	(131)	(1,671)	(329)	(2,157)
Net book value	205	67	1,785	352	2,409

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$

Year ended December 31, 2020
Opening net book value	205	67	1,785	352	2,409
Additions	—	350	—	—	350
Foreign exchange	2	4	12	2	20
Amortization	(21)	(59)	(669)	(132)	(881)
Closing net book value	186	362	1,128	222	1,898

As at December 31, 2020
Cost	231	421	3,456	681	4,789
Accumulated amortization	(45)	(59)	(2,328)	(459)	(2,891)
Net book value	186	362	1,128	222	1,898